Share-based Compensation - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)				5 years 3 days		5 years 4 months 28 days	4 years 1 month 17 days
Weighted average grant date fair value of options granted | (per share)	$ 18.5	¥ 126.8		¥ 423.6		¥ 262
Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		22,510		22,297		12,174
Granted (in shares)		5,829		3,948		15,716
Exercised (in shares)		(3,929)		(3,263)		(4,492)
Forfeited (in shares)		(2,500)		(472)		(1,101)
Ending balance (in shares)		21,910		22,510		22,297	12,174
Exercisable (in shares)								4,715
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	2.001		$ 2.0236		$ 0.0001
Granted (in USD/shares) | $ / shares	0.0036		0.0001		2.9007
Exercised (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Forfeited (in USD/shares) | $ / shares	0.2331		0.0001		0.4234
Ending balance (in USD/shares) | $ / shares	2.0283		$ 2.001		$ 2.0236
Exercisable (in USD/shares) | $ / shares	$ 2.8747
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		4 years 8 months 12 days				5 years 4 months 28 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		4 years
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 6,372,503		¥ 12,177,047		¥ 1,581,408
Aggregate Intrinsic Value, Ending balance | ¥		¥ 3,305,336		¥ 6,372,503		¥ 12,177,047	¥ 1,581,408
Aggregate Intrinsic Value, Exercisable | ¥								¥ 778,043
Employees | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		12,716		11,355		8,274
Granted (in shares)		5,661		3,927		6,966
Exercised (in shares)		(2,575)		(2,094)		(2,784)
Forfeited (in shares)		(2,500)		(472)		(1,101)
Ending balance (in shares)		13,302		12,716		11,355	8,274
Exercisable (in shares)								2,113
Senior Management | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		9,611		10,712		3,655
Granted (in shares)		6				8,700
Exercised (in shares)		(1,204)		(1,101)		(1,643)
Ending balance (in shares)		8,413		9,611		10,712	3,655
Exercisable (in shares)								2,580
Consultants | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		183		230		245
Granted (in shares)		162		21		50
Exercised (in shares)		(150)		(68)		(65)
Ending balance (in shares)		195		183		230	245
Exercisable (in shares)								22